Note 7 - Short-term Loans Payable - Short-term Loans Payable (Details) - CAD ($)	Sep. 30, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Short-term loans payable	$ 1,206,061	$ 1,216,715
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Short-term loans payable	5,000	5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum [member]
Statement Line Items [Line Items]
Short-term loans payable	1,133,344	1,143,998
US $50,000 promissory note [member]
Statement Line Items [Line Items]
Short-term loans payable	$ 67,717	$ 67,717